EARNINGS PER SHARE (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Anti-dilutive securities excluded from computation of earnings per share [Line Items]
Number of shares issued to the share depository bank but are treated as escrowed shares	488,100	125,600
Common shares issuable upon assumed conversion of convertible debt, share options restricted shares and warrant [Member]
Anti-dilutive securities excluded from computation of earnings per share [Line Items]
Anti-dilutive securities (in shares)	16,585,000	18,356,267	30,420,950